Shareholder Fees {- Fidelity® Diversified International Fund}	Dec. 30, 2020 USD ($)
10.31 Fidelity Diversified International Fund K PRO-06 | Fidelity® Diversified International Fund
Shareholder Fees:
(fees paid directly from your investment)	none